Investment in Equity-Accounted Associate	12 Months Ended
Jun. 30, 2026
Investment in Equity-Accounted Associate [Abstract]
INVESTMENT IN EQUITY-ACCOUNTED ASSOCIATE
14.	INVESTMENT IN EQUITY-ACCOUNTED ASSOCIATE

	30 June 2026 $	30 June 2025 $
Investments in equity accounted associate and joint venture	-	350,068

a)	Investment details

	30 June 2026	30 June 2025
Percentage held at reporting date – EV Resources (i)	20%	20%

(i)	Investment in Associate The Group holds a 20% interest in EV Resources GmbH, the holder of the Eastern Alps Projects which lies 20km to the east of the Wolfsberg Project.

b)	Movement in the carrying amount of the equity accounted associates

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	350,068	343,239
Share of net income/(losses) recognised during the year	(70,682)	6,829
Impairment of investment	(279,386)	-
Balance at end of year	-	350,068

c)	Summarised financial information based on unaudited accounts

EV Resources GmbH

	30 June 2026 $	30 June 2025 $
Current assets	2,546	9,054
Non-current assets	-	343,337
Current liabilities	(498,656)	(458,052)
Non-current liabilities	-	-
Equity	496,110	105,662

EV Resources GmbH has no contingent liabilities, capital commitments or bank guarantees on issue as at 30 June 2026.

	30 June 2026 $	30 June 2025 $
Revenue and other income	-	-
Depreciation	-	-
Loss before tax	(353,408)	34,145
Income tax expense	-	-
Loss for the year	(353,408)	34,145
Total comprehensive (loss) for the year	-	-
Group’s share of (loss) for the year	(70,682)	6,829

d)	Impairment assessment

The carrying amount of the investments in associates were assessed for impairment at 30 June 2026. As at 30 June 2026, management are of the view that the carrying value of the investment in EV Resources GmbH should be impaired to nil as a result of EV Resources GmbH impairing it’s carrying value of capitalized exploration expenditure to nil at 30 June 2026.